CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable, allowance	$ 13,760	$ 11,555
Treasury stock - Common stock, Shares	82,535	75,676
Common stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, Authorized	1,600,000	1,600,000
Common stock, Shares issued	196,802	192,562
Common stock, Shares outstanding	114,267	116,886
Class B Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, Authorized	400,000	400,000
Common stock, Shares issued	12,800	12,800
Common stock, Shares outstanding	12,800	12,800